Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions		3 Months Ended
		Jan. 31, 2024 CAD ($) shares	Jan. 31, 2023 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	[1]	$ 53,163
Balance at end of period		$ 54,326	$ 49,853	[1]
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares		931,098,941	906,040,097
Equity-settled share-based compensation plans, Number of shares | shares		379,025	131,331
Shareholder investment plan, Number of shares | shares		5,117,729	4,746,425
Employee share purchase plan, Number of shares | shares		671,192	740,514
Number of shares issued, Number of shares | shares		937,266,887	911,658,367
Treasury shares, Number of shares | shares		(43,542)	(29,571)
Ending balance, Number of shares | shares		937,223,345	911,628,796
Balance at beginning of period		$ 16,082	$ 14,726	[1]
Equity-settled share-based compensation plans		20	6
Shareholder investment plan, Amount		308	272
Employee share purchase plan, Amount		39	44
Number of shares issued, Amount		16,449	15,048
Treasury shares, Amount		(2)	(2)	[1]
Balance at end of period		$ 16,447	$ 15,046	[1]

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.